INVESTMENT IN JOINT VENTURE	12 Months Ended
Dec. 31, 2022
INVESTMENT IN JOINT VENTURE
INVESTMENT IN JOINT VENTURE
9.  INVESTMENT IN JOINT VENTURE

Accounting policy

A joint venture is an agreement whereby the parties that have joint control of the agreement have rights to the net assets of the agreement.

The Company, through its subsidiary Cosan Nove, has an investment in a joint venture shown in the statement of financial position as the share of net assets under the equity method of accounting, less any impairment losses. If applicable, adjustments are made to align any different accounting policies that may exist. The Company’s share of the results and shareholder’s equity of the joint venture is included in the statement of profit or loss and other comprehensive income and statement of changes in equity, respectively. Unrealized gains and losses resulting from transactions between the Company and its joint venture are eliminated to the extent of the Company’s investment in the joint venture, except where unrealized losses provide evidence of an impairment of the transferred asset. Goodwill arising from the acquisition of joint venture is included as part of the Company’s investment in the joint venture and, when necessary, the carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (whichever is higher between the value in use and fair value less costs of disposal) with its carrying amount.

The investment in joint venture is considered as non-current assets and is presented at cost less any impairment losses.

Changes to the investment in joint venture were as follows on December 31, 2021:

	Before reorganization
	Raízen Combustíveis	Raízen Energia	Reorganization (note 1.2)	Raízen S.A.
Shares issued by the joint venture	1,661,418,472	7,243,283,198	1,447,807,814	10,352,509,484
Shares held by Cosan	830,709,236	3,621,641,599	105,246,282	4,557,597,117
Cosan ownership interest	50%	50%	-6%	44.02%

At December 31, 2020	3,847,506	4,140,702	—	7,988,208
Interest in earnings of joint venture (i)	448,124	(72,609)	4,215,116	4,590,631
Other comprehensive (losses) income	215,787	(491,548)	(73,416)	(349,177)
Interest on capital (ii)	(100,318)	—	(122,480)	(222,798)
Corporate reorganization (Note 1.2)	—	(3,204,832)	3,204,832	—
Dividends (ii)	(716,230)	(371,713)	17,742	(1,070,201)
At December 31, 2021	3,694,869	—	7,241,794	10,936,663

(i)   As disclosed in Note 1.2, the conclusion of Raízen’s IPO and the acquisition of Biosev resulted in two capitalizations in Raízen’s equity of R$6,599,987 and R$2,347,281, respectively. Such capitalizations resulted in a dilution of Cosan S.A.’s interest in Raízen without the loss of shared control, keeping the investment classified as a joint venture.

The following are the gains and losses recognized for the period:

Reduction on previously held interest	(896,817)
Increase in investment due to cash contribution by non-controlling shareholders in the IPO	2,929,872
Exercise of subscription bonus - Hédera	1,043,347
Other comprehensive income *	(82,243)
Gain on dilution	2,994,159
Profit for the year under the equity method	1,596,472
Interest in earnings of joint venture	4,590,631

* Reclassification as part of the partial disposal.

(ii) Proposed amount in the period, of which R$819,729 were paid.

Changes to investment in joint venture were as follows on December 31, 2022:

Raízen S.A.
Shares issued by the joint venture	10,352,509,484
Shares held by investor	4,557,597,117
Ownership percentage (directly and indirectly)	33.63%
Balance as of December 31, 2021	10,936,663
Equity income	(92,179)
Asset valuation adjustment	1,053,226
Dividends (i)	(676,354)
Balance as of December 31, 2022	11,221,356

(i)   Amount proposed and allocated within this period. During the year ended December 31, 2022, previously allocated dividends and interest on equity were paid, totaling R$517,233 and R$657,538 were constituted and paid within the year, totaling R$1,174,771.

On May 1, 2022, Raízen concluded the acquisition of all the shares representing the share capital of Neolubes Indústria de Lubrificantes Ltda. (“Neolubes”). The contract provided for certain price adjustments after the transaction, which were signed and concluded between Raízen and the sellers on September 13, 2022. The transaction resulted in the recognition of gain on advantageous purchase, preliminarily, of R$263,051, which impacted the Company's equity income in the amount of R$116,190.

According to the terms of the Joint Venture - Raízen, Cosan is responsible for legal proceedings that existed before the formation of Raízen, net of judicial deposits on April 1, 2011, as well as tax installments under the terms of the tax amnesty and the Refinancing Program, or REFIS, recorded in “Other taxes payable.” In addition, Cosan granted Raízen access to a credit line (stand-by) in the amount of U.S.$350,000 thousand, unused on December 31, 2022.

The joint venture’s statement of financial position and statement of profit or loss are disclosed in Note 4 – Information by segment.

As of December 31, 2022, the Company was in compliance with the covenants of the agreement that governs the joint venture.